Average Annual Total Returns - FidelitySAILong-TermTreasuryBondIndexFund-PRO - FidelitySAILong-TermTreasuryBondIndexFund-PRO - Fidelity SAI Long-Term Treasury Bond Index Fund	Apr. 29, 2025
Fidelity SAI Long-Term Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(7.78%)
Past 5 years	(6.01%)
Since Inception	(1.04%)	[1]
Fidelity SAI Long-Term Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.04%)
Past 5 years	(7.35%)
Since Inception	(2.33%)	[1]
Fidelity SAI Long-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.45%)
Past 5 years	(4.77%)
Since Inception	(1.17%)	[1]
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Since Inception	1.34%
LB145
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	(5.97%)
Since Inception	(0.98%)

[1]	A From October 8, 2015 .